Tax matters - Income tax reconciliation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated profit (loss) before tax
Standard tax rate (as a percent)	30.00%
Profit before tax	$ 32,272	$ 25,767	$ 25,200
Income tax at applicable rate	9,682	7,730	7,560
Due to effect of inflation	(3,023)	(2,775)	(1,126)
Due to effect of tangible assets	(387)	(243)	(116)
Due to effect of non-deductible expenses, non-taxable income and others	1,892	254	(92)
Total Income Tax	$ 8,164	$ 4,966	$ 6,226
Effective tax rate (as a percent)	25.30%	19.27%	24.71%
Current taxes	$ 12,162	$ 3,777	$ 7,496
Deferred taxes	$ (3,998)	$ 1,189	$ (1,270)